Principal accounting policies (Convertible bonds - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Impairment of long-lived assets
Impairment charges of intangible assets	$ 0	$ 1,356	$ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Retained earnings	$ 2,947,160	$ 2,685,063
Adjustment
Impairment of long-lived assets
Retained earnings				$ 86,700
Adjustment | Adoption of ASU 2020-06
Impairment of long-lived assets
Retained earnings				$ 86,700